Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity for Stock Options Granted

The following table summarizes the activity for stock options granted by the Company:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in $000s)
Outstanding at January 1, 2011	561,423	$14.57	8.38	$2,588
Granted	735,886	17.61
Exercised	(14,136)	12.69		$100
Forfeited or expired	(57)	10.14

Outstanding at December 31, 2011	1,283,116	16.34	8.51	$6,042
Granted	800,820	20.56
Exercised	(87,598)	14.13		$1,410
Forfeited or expired	(40,539)	28.33

Outstanding at December 31, 2012	1,955,799	17.92	7.02	$49,458
Granted	1,050,904	33.79
Exercised	(166,711)	17.39		$3,561
Forfeited or expired	(113,439)	31.33

Outstanding at December 31, 2013	2,726,553	$23.51	7.22	$32,785

Exercisable at December 31, 2013	949,998	$17.02	6.29	$17,790

Summary of Weighted-Average Assumptions

The fair value of each stock option award was estimated at the grant date using the Black-Scholes option-pricing model. The weighted-average assumptions the Company used to value these awards are shown below.

	For the Years Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.75%	0.73%	1.91%
Dividend yield	0.00%	0.05%	0.22%
Expected life (years)	5.00	4.50	5.00
Volatility	51.45%	52.66%	52.28%
Forfeiture rate	3.14%	1.40%	0.00%

Summary of Activity for Non-Vested Awards Granted

The following table summarizes the activity for non-vested awards granted by the Company:

	Shares	Weighted-Average Grant-Date Fair Value Per Share	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in 000s)
Outstanding at January 1, 2011	1,102,396	$9.87	7.86	$19,777
Granted	708,000	$24.93
Vested and settled	(43,436)			$900

Outstanding at December 31, 2011	1,766,960	$15.84	5.65	$36,240
Granted	110,783	$20.72
Vested and settled	(969,815)			$20,189
Forfeited	(92,000)	$24.93

Outstanding at December 31, 2012	815,928	$22.32	3.09	$35,101
Granted	36,576	$35.79
Vested and settled	(522,762)	$21.16		$20,922
Forfeited	(21,316)	$25.73

Outstanding at December 31, 2013	308,426	$25.65	1.90	$10,906